Land use right, net - Amortization (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Land Use Right [Member]
Amortization expenses for land use right	¥ 2,062	¥ 2,061	¥ 2,062